SCHEDULE OF CHANGES IN FAIR VALUE OF ASSETS (Details)	9 Months Ended
Dec. 31, 2023 USD ($)
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Initial recognition of the investment in Plantify as at April 5, 2023	$ 929,864 [1]
Additional investment in shares of Plantify	417,890
Changes in fair value	(706,193)
Outstanding at December 31, 2023	641,561
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Initial recognition of the convertible loan issued as at April 5, 2023 (*)	1,021,300
Changes in fair value	(7,400)
Outstanding at December 31, 2023	$ 1,013,900

[1]	Relative fair value calculated at inception.